Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013
Current Assets
Cash and cash equivalents	$ 153.5	$ 256.4
Trade receivables, less allowance for doubtful accounts	309.4	313.7
Inventories:
Finished products	571.5	618.9
Raw materials	359.5	326.6
Total Inventories	931.0	945.5
Other current assets	145.2	79.6
Total Current Assets	1,539.1	1,595.2
Property, Plant, and Equipment
Land and land improvements	99.7	98.5
Buildings and fixtures	516.0	494.4
Machinery and equipment	1,384.0	1,267.5
Construction in progress	163.9	124.9
Property, Plant, and Equipment, Gross	2,163.6	1,985.3
Accumulated depreciation	(898.0)	(842.8)
Total Property, Plant, and Equipment	1,265.6	1,142.5
Other Noncurrent Assets
Goodwill	3,098.2	3,052.9
Other intangible assets - net	3,024.3	3,089.4
Other noncurrent assets	144.9	151.8
Total Other Noncurrent Assets	6,267.4	6,294.1
Total Assets	9,072.1	9,031.8
Current Liabilities
Accounts payable	289.2	285.8
Accrued compensation	57.3	69.5
Accrued trade marketing and merchandising	58.5	57.4
Dividends payable	59.0	55.4
Current portion of long-term debt	100.0	50.0
Revolving credit facility	248.4	0
Other current liabilities	78.6	78.7
Total Current Liabilities	891.0	596.8
Noncurrent Liabilities
Long-term debt	1,879.8	1,967.8
Defined benefit pensions	135.7	163.0
Other postretirement benefits	58.5	67.1
Deferred income taxes	1,020.7	987.2
Other noncurrent liabilities	56.8	101.1
Total Noncurrent Liabilities	3,151.5	3,286.2
Total Liabilities	4,042.5	3,883.0
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 6,000,000 shares; outstanding - none	0	0
Common shares - no par value: Authorized - 300,000,000 shares; outstanding - 101,697,400 at April 30, 2014, and 106,486,935 at April 30, 2013 (net of 26,907,765 and 22,118,230 treasury shares, respectively), at stated value	25.4	26.6
Additional capital	3,965.8	4,125.1
Retained income	1,091.0	1,075.5
Amount due from ESOP Trust	(1.0)	(1.8)
Accumulated other comprehensive loss	(51.6)	(76.6)
Total Shareholders' Equity	5,029.6	5,148.8
Total Liabilities and Shareholders' Equity	$ 9,072.1	$ 9,031.8